Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues, net	$ 25,341	$ 21,711	$ 27,753
Expenses:
Voyage related costs and commissions	(9,589)	(4,268)	(5,122)
Vessel operating expenses	(12,454)	(10,880)	(12,756)
General and administrative expenses	(2,538)	(2,378)	(2,407)
Management fees, related parties	(716)	(637)	(724)
Management fees, other	(852)	(819)	(930)
Amortization of special survey costs	(406)	(253)	(240)
Depreciation	(4,898)	(4,418)	(5,320)
Loss on vessels held for sale	(2,389)		(2,756)
Allowance for credit losses	(11)		(26)
Gain from the sale of vessel, net		7
Operating loss	(8,512)	(1,935)	(2,528)
Other expenses:
Loss from debt extinguishment	(541)
Loss from financial derivative instrument		(1)	(27)
Interest and finance costs, net	(3,285)	(4,964)	(5,775)
Total other expenses, net	(3,826)	(4,965)	(5,802)
Net loss	(12,338)	(6,900)	(8,330)
Dividend Series A Convertible Preferred Stock	(555)	(82)
Net loss attributable to common shareholders	$ (12,893)	$ (6,982)	$ (8,330)
Loss per common share, basic and diluted	$ (0.36)	$ (0.32)	$ (0.39)
Weighted average number of common shares, basic and diluted	35,979,071	21,548,126	21,161,164